Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision (benefit) for Income Taxes
	For the fiscal year ended December 31,
	2015	2014
Current tax provision:
Federal
Taxable income	$-	$-

Total current tax provision	$-	$-

Deferred tax provision:
Federal
Loss carryforwards	$99,679	$24,932
Change in valuation allowance	(99,679)	(24,932)

Total deferred tax provision	$-	$-